Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Income Tax Expense
Reconciliation between the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Profit/(Loss) before income tax	(107,717)	(33,740)	70,554
Tax expense/(benefit) at EIT tax rate of 25%	(26,929)	(8,435)	17,639
Effect of different tax rates applicable to different subsidiaries of the Group	(3,195)	827	4,785
Changes in valuation allowance	37,948	16,154	(7,578)
Income not subject to tax	(769)	(59)	(895)
Expenses not deductible for tax purposes	2,872	5,608	1,955
Research and development tax credit	(12,627)	(12,442)	(15,906)
Effect on deferred tax assets due to change in tax rates	2,700	—	—

Income tax expense	—	—	—

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets
Advertising expenses	1,569	1,668
Net accumulated losses carry forward	94,697	80,592
Depreciation and amortization	338	335
Allowance for doubtful accounts	1,505	1,901
Impairment of intangible assets	—	383
Accrued expenses	6,640	5,364
Operating lease liabilities	45,639	35,640

Gross deferred tax assets	150,388	125,883
Less: valuation allowance	(90,049)	(76,937)

Net deferred tax assets	60,339	48,946

Deferred tax liabilities
Intangible assets	12,491	12,048
Operating lease right-of-use assets	45,638	35,639
Gain on equity method investee	605	605
Variable consideration of renewal income	14,096	12,702

Gross deferred tax liabilities	72,830	60,994

Summary of Movement of Valuation Allowance
Movement of valuation allowance

	For the years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	34,501	73,596	90,049
Additions	37,961	20,122	6,404
Acquisition of subsidiaries	1,147	1,529	22
Reversals	(13)	(3,968)	(13,982)
Expiration	—	(166)	(5,404)
Disposal of subsidiaries	—	(1,064)	(152)

Balance at end of the year	73,596	90,049	76,937